Quarterly Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Feb. 03, 2013	Feb. 02, 2014	Nov. 03, 2013	Aug. 04, 2013	May 05, 2013	Feb. 03, 2013		Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Nov. 02, 2014	Nov. 03, 2013	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 10,355	$ 171,371	$ 142,330	$ 153,723	$ 168,155	$ 165,586	[1]	$ 131,066	$ 147,941	$ 163,474	$ 539,682	$ 464,208	$ 635,579	$ 608,067	$ 541,545
Income (loss) before provision (benefit) for income taxes		6,380	(12,910)	(794)	10,554	2,206	[1]	(14,180)	(3,258)	11,312	(11,518)	(3,150)	3,230	(3,920)	(10,781)
Net income (loss)		$ 4,877	$ (10,160)	$ (98)	$ 7,550	$ 5,422	[1]	$ (3,894)	$ (1,603)	$ 8,857

[1]	Our fiscal 2012 year consisted of 53 weeks. Each quarterly period has 13 weeks, except the fourth quarterly period ended February 3, 2013, which consists of 14 weeks. We have estimated the revenues during the 53rd week of fiscal 2012 to be $10,355.